Share capital and reserves (Disclosure of changes in warrants outstanding and weighted average exercise price) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share capital and reserves [Abstract]
Number of warrants outstanding - beginning of year	5,026,926	4,757,926	5,371,896
Number of warrants granted	3,287,556	900,000	820,000
Number of warrants exercised	0	(631,000)	(5,000)
Number of warrants expired	(925,926)	0	(1,428,970)
Number of warrants outstanding - end of period	7,388,556	5,026,926	4,757,926
Weighted average exercise price - outstanding beginning of year	$ 1.38	$ 1.31	$ 1.49
Weighted average exercise prices, warrants granted	0.56	1.3	1.39
Weighted average exercise prices, warrants exercised	0	0.68	1.5
Weighted average exercise prices, warrants expired	1.46	0	2.03
Weighted average exercise price - outstanding end of period	$ 1	$ 1.38	$ 1.31